UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2011

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2011 (Unaudited)	BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 99.2%
Ak-Chin Indian Community, RB, VRDN (Bank of America NA LOC), 0.11%, 7/07/11 (a)	$1,400	$1,400,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson Electric Power, Series 83A (US Bank NA LOC), 0.06%, 7/07/11 (a)(b)	600	600,000
Arizona Health Facilities Authority, Refunding RB, VRDN, Banner Health, Series C (ScotiaBank LOC), 0.04%, 7/07/11 (a)	1,635	1,635,000
Arizona State University, Refunding RB, VRDN, Series B (Lloyds TSB Bank Plc LOC), 0.05%, 7/07/11 (a)	900	900,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc. Project, Series A, AMT (Bank of America NA LOC), 0.30%, 7/07/11 (a)	605	605,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS, VRDN, Series 2012 (Branch Bank & Trust Liquidity Facility), 0.08%, 7/07/11 (a)(b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada SBPA), 0.10%, 7/07/11 (a)	880	880,000
Maricopa County IDA Arizona, Refunding RB, VRDN, AMT (Fannie Mae Credit Support, Fannie Mae Liquidity Facility) (a):
Las Gardenias Apartments, Series A, 0.11%, 7/07/11	540	540,000
San Martin Apartments Project, Series A-1, 0.10%, 7/07/11	700	700,000
Villas Solanas Apartments, Series A, 0.11%, 7/07/11	700	700,000
Phoenix IDA, Refunding RB, VRDN, Del Mar Terrace, Series A (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.09%, 7/07/11 (a)	500	500,000
Phoenix IDA Arizona, RB, VRDN, AMT (a):
CenterTree, Series A (East West Bank LOC, Federal Home Loan Bank LOC), 0.12%, 7/07/11	700	700,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC), 0.28%, 7/07/11	5,170	5,170,000

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Phoenix IDA Arizona, RB, VRDN, AMT (a):
Swift Aviation Services Inc. Project (US Bank NA LOC), 0.11%, 7/01/11	$1,105	$1,105,000
Pima County IDA, Refunding HRB, VRDN, Eastside Apartments, Series B, AMT (Fannie Mae Credit Support, Fannie Mae Liquidity Facility), 0.15%, 7/07/11 (a)	1,040	1,040,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0141, Class A (Citibank NA Liquidity Facility), 0.09%, 7/07/11 (a)(b)	2,500	2,500,000
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A (Bank of America NA LOC), 0.16%, 7/07/11 (a)	470	470,000
Tucson IDA, RB, VRDN (Bank One Arizona NA LOC) (a):
Fluoresco Old Nogales Project, AMT, 0.35%, 7/07/11	1,875	1,875,000
United Way Capital Corp. Project, 0.20%, 7/07/11	2,520	2,520,000
Total Investments
(Cost - $24,590,000*) – 99.2%		24,590,000
Other Assets Less Liabilities – 0.8%		191,819
Net Assets – 100.0%		$24,781,819

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$24,590,000	—	$24,590,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 104.0%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Masonic Homes of California Guaranty Agreement, Bank of America NA SBPA), 0.08%, 7/01/11 (a)	$48,800	$48,800,000
Bay Area Toll Authority, RB, VRDN (a):
Bay Area Series A2 (Union Bank NA LOC), 0.04%, 7/07/11	18,500	18,500,000
San Fran Bay Area, Series E-1 (Tokyo-Mitsubishi UFJ LOC), 0.04%, 7/07/11	20,000	20,000,000
California Alternative Energy Source Financing Authority, RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT, 0.09%, 7/07/11 (a)	21,180	21,180,000
California Education Notes Program, RB, Series A, 2.00%, 7/01/11 (a)	13,300	13,300,522
California HFA, RB, VRDN, Home Mortgage, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11 (a)	7,845	7,845,000
California HFA, Refunding RB, VRDN, Home Mortgage, Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac Liquidity Facility), 0.07%, 7/07/11 (a)	34,000	34,000,000
California Health Facilities Financing Authority, RB, VRDN (a):
Hospital, Adventist Health System, Series A (Wells Fargo Bank NA LOC), 0.02%, 7/01/11	800	800,000
Hospital, Adventist Health System, Series B (Wells Fargo Bank NA LOC), 0.02%, 7/01/11	6,700	6,700,000
Northern California Presbyterian Homes (Union Bank NA LOC), 0.09%, 7/07/11	7,975	7,975,000
Scripps Health, Series E Z (Bank of America NA LOC), 0.06%, 7/07/11	4,405	4,405,000

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (NPFGC Insurance, JPMorgan Chase Bank LOC), 0.05%, 7/07/11 (a)	$21,200	$21,200,000
California Infrastructure & Economic Development Bank, RB, VRDN, Pacific Gas and Electric, 0.05%, 7/01/11 (a)	36,890	36,890,000
California Municipal Finance Authority, RB, VRDN, Chevron USA Recovery Zone (a):
0.02%, 7/01/11	45,000	45,000,000
0.02%, 7/01/11	35,550	35,550,000
California Pollution Control Financing Authority, RB, VRDN, AMT (a):
Air Products and Chemicals, 0.08%, 7/01/11	8,750	8,750,000
Burrtec Waste Group, Series A (US Bank NA LOC), 0.11%, 7/07/11	8,380	8,380,000
EDCO Disposal Corp. Project, Series A (Wells Fargo Bank NA LOC), 0.11%, 7/07/11	7,315	7,315,000
Pacific Gas & Electric, AMT (JPMorgan Chase Bank LOC), 0.03%, 7/01/11	6,400	6,400,000
South Tahoe Refuse Project, Series A (Union Bank of California LOC), 0.18%, 7/07/11	4,605	4,605,000
California School Cash Reserve Program Authority, RB:
Senior Series A, 2.00%, 3/01/12 (b)	7,500	7,580,775
Senior Series B, 2.00%, 6/01/12 (b)	11,900	12,065,053
Series H, 2.00%, 2/01/12 (b)	5,140	5,181,788
Series L, 2.50%, 10/31/11	3,000	3,019,612
Series M, 2.50%, 12/30/11	5,880	5,932,684
Series O, 2.50%, 1/31/12	2,800	2,827,750
Series P, 2.50%, 1/31/12	5,000	5,046,608

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Line of Credit
MSTR	Municipal Securities Trust Receipts
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California State Department of Veterans Affairs, RB, VRDN, ROCS, Series II-R-11444, AMT, 0.14%, 7/07/11 (a)(c)	$8,605	$8,605,000
California State Department of Water Resources, RB, VRDN, Series C-9 (Bank of America NA SBPA), 0.05%, 7/07/11 (a)	19,800	19,800,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.09%, 7/07/11 (a)	5,540	5,540,000
California Statewide Communities Development Authority, COP, Covenant Retirement Communities, Inc. (Bank of America NA LOC), 0.06%, 7/07/11 (a)	8,000	8,000,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (a):
2nd Street Senior Apartments, Series TT, 0.10%, 7/07/11	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.08%, 7/07/11	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.09%, 7/07/11	11,380	11,380,000
California Statewide Communities Development Authority, RB:
TRAN, Series A-3, 2.00%, 6/29/12 (b)	2,500	2,541,625
VRDN, Series A, Adventist Health System, (Wells Fargo Bank NA SBPA), 0.05%, 7/07/11 (a)	36,400	36,400,000
VRDN, Series J, 0.06%, 7/07/11 (a)	54,185	54,185,000
VRDN, Westgate Pasadena Apartments, Series G AMT (Bank of America NA LOC), 0.09%, 7/07/11 (a)	11,295	11,295,000
California Statewide Communities Development Authority, Refunding RB, PUTTERS, VRDN, Series 2680 (JPMorgan Chase Bank LOC), 0.19%, 7/07/11 (a)(c)(d)	16,700	16,700,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust, Tax Allocation Bonds, VRDN, Series DB-470 (FSA), 0.08%, 7/07/11 (a)(c)(d)	12,230	12,230,000
City of Carlsbad California, RB, VRDN, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.11%, 7/07/11 (a)	13,815	13,815,000
City of Loma Linda California, Refunding HRB, VRDN, Loma Linda Springs, AMT (Fannie Mae), 0.09%, 7/07/11 (a)	19,430	19,430,000

Municipal Bonds	Par (000)	Value
California (continued)
City of Long Beach California, GO, TRAN, 2.00%, 9/30/11	$6,255	$6,280,437
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (AMBAC) (a)(c)(d):
Series DB-480, 0.08%, 7/07/11	9,880	9,880,000
Series DB-484, 0.08%, 7/07/11	20,845	20,845,000
Series DBE-544, 0.08%, 7/01/11	8,885	8,885,000
City of San Jose California, RB, VRDN, Carlton, Series A, AMT (Fannie Mae), 0.09%, 7/07/11 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae), 0.17%, 7/07/11 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.10%, 7/07/11 (a)	2,040	2,040,000
County of Contra Costa California, RB, VRDN, Pleasant Hill Bart Transit, Series A, AMT (Bank of America NA LOC), 0.10%, 7/07/11 (a)	17,200	17,200,000
County of Los Angeles California, GO, TRAN, Series C, 2.50%, 6/29/12 (b)	8,000	8,166,400
County of Riverside, GO, TRAN, Series B, 2.00%, 6/29/12 (b)	12,000	12,199,800
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT, 0.07%, 7/07/11 (a)(c)	33,305	33,305,000
East Bay Municipal Utility District, RB, VRDN, Series A-2, 0.03%, 7/07/11 (a)	995	995,000
East Bay Municipal Utility District, Refunding RB, Mandatory Put Bonds (a):
Series A, 0.11%, 7/07/11	11,695	11,695,000
VRDN, Series A-1, , 0.12%, 7/07/11	11,685	11,685,000
VRDN, Sub-Series A-2, 0.12%, 7/07/11	11,020	11,020,000
East Bay Municipal Utility District, TECP:
0.26%, 9/08/11	4,500	4,500,000
0.27%, 9/15/11	22,300	22,300,000
0.27%, 9/21/11	15,100	15,100,000
0.30%, 10/05/11	16,200	16,200,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
East Bay Water Utility District, TECP:
0.31%, 7/19/11	$12,000	$12,000,000
0.28%, 7/20/11	4,500	4,500,000
0.28%, 8/17/11	32,900	32,900,000
0.25%, 9/08/11	15,600	15,600,000
Elsinore Valley Municipal Water District, COP, VRDN, Series A (Union Bank of California LOC), 0.10%, 7/07/11 (a)	4,100	4,100,000
Fontana Unified School District, GO, TRAN, 2.00%, 12/30/11	1,500	1,511,595
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2040 (Morgan Stanley Municipal Funding Guarantee Agreement and Liquidity Facility), 0.16%, 7/07/11 (a)(c)	10,000	10,000,000
Irvine Ranch Water District, RB, Mandatory Put Bonds GO:
Series A-1, 0.13%, 7/07/11	4,700	4,700,000
Series A-2, 0.13%, 7/07/11	6,200	6,200,000
Los Angeles County Schools California, COP, TRAN, Pooled Participation Certificates, Series F-4, 2.00%, 2/01/12	9,325	9,386,476
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1, Mandatory Put Bonds, 0.09%, 7/07/11 (a)	18,000	18,000,000
Modesto Irrigation District Financing Authority, RB, MSTR, VRDN, Series SGC 44, Class A (NPFGC Insurance, Societe Generale LOC), 0.09%, 7/07/11 (a)	15,500	15,500,000
Orange County Sanitation District, COP, FLOATS, VRDN, Series 2928 (Morgan Stanley Bank Liquidity Facility), 0.11%, 7/07/11 (a)(c)	5,885	5,885,000
Otay Water District, COP, VRDN, Capital Projects (Union Bank of California LOC), 0.10%, 7/07/11 (a)	2,260	2,260,000
Panama-Buena Vista Union School District, GO, TRAN, 2.00%, 10/03/11	10,000	10,054,700
Petaluma City Elementary School District, GO, TRAN, 1.50%, 7/01/11	4,400	4,400,092
Puttable Floating Option Tax-Exempt Receipts, COP, VRDN, FLOATS, MT-690 (NPFGC) (Bank of America NA SBPA), 0.28%, 7/07/11 (a)(c)(d)	5,695	5,695,000
Puttable Floating Option Tax-Exempt Receipts, RB, VRDN (AMBAC) (Bank of America NA SBPA), FLOATS (a)(c)(d):
PT-4696, 0.19%, 7/07/11	8,000	8,000,000
PT-4698, 0.21%, 7/07/11	5,965	5,965,000

Municipal Bonds	Par (000)	Value
California (continued)
RBC Municipal Products Inc. Trust, RB, FLOATS, Series E-21 (Royal Bank of Canada LOC), 0.13%, 7/07/11 (c)(d)	$15,700	$15,700,000
Riverside County IDA California, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.18%, 7/07/11 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB, VRDN, Greenfair Apartments, Series G, AMT (Citibank NA LOC), 0.10%, 7/07/11 (a)	10,500	10,500,000
San Diego Housing Authority California, RB, VRDN, Studio 15, Series B, AMT (Citibank NA LOC), 0.10%, 7/07/11 (a)	1,705	1,705,000
San Francisco City & County Redevelopment Agency, Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac), 0.11%, 7/07/11 (a)	6,750	6,750,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank LOC), 0.05%, 7/07/11 (a)	9,400	9,400,000
Santa Barbara County Schools Financing Authority, RB, TRAN (GO), 2.00%, 6/29/12 (b)	15,000	15,248,250
Santa Clara Valley Transportation Authority, Refunding RB, VRDN, Measure A, Series C (Sumitomo Mitsui Banking SBPA), 0.05%, 7/07/11 (a)	5,975	5,975,000
Sequoia Union High School District, GO, FLOATS, VRDN, Series 2160 (AGM), 0.11%, 7/07/11 (a)(c)	5,360	5,360,000
South San Francisco Unified School District, GO, Anticipation Notes- measure J, Series A, 2.00%, 6/01/12	1,000	1,014,202
State of California, GO, VRDN (a)(c):
FLOATS, Series B-3 (JPMorgan Chase & Co. LOC, California Public Employees’ Retirement System LOC), 0.06%, 7/07/11	11,000	11,000,000
Series 2178, 0.14%, 7/07/11	21,527	21,526,500
Series 2661, 0.14%, 7/07/11	31,870	31,870,000
Series 2813, 0.14%, 7/07/11	5,200	5,200,000
State of California, GO, VRDN (a):
Kindergarten-A1, 0.04%, 7/01/11	9,800	9,800,000
Kindergarten-A4, 0.03%, 7/01/11	6,000	6,000,000
Kindergarten-B1, 0.04%, 7/01/11	14,600	14,600,000
Kindergarten, Series A2 (LOC), 0.03%, 7/01/11	14,200	14,200,000
ROCS, Series II-R-622PB (PB Capital Corp. Liquidity Facility), 0.12%, 7/07/11 (c)	2,420	2,420,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	3

Schedule of Investments (concluded)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, VRDN (a) (concluded):
Series A-1 (JPMorgan Chase Bank LOC), 0.03%, 7/01/11	$11,700	$11,700,000
Series A-2, 0.03%, 7/01/11	6,650	6,650,000
Series C-3, 0.03%, 7/01/11	25,350	25,350,000
Series C-4 (JPMorgan Chase Bank LOC), 0.03%, 7/01/11	12,800	12,800,000
Tustin Unified School District, Special Tax Bonds, VRDN, Community Facilities District No. 07-1 (Bank of America NA LOC), 0.04%, 7/01/11 (a)	2,700	2,700,000
		1,282,499,869
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO,, PUTTERS, VRDN, Series 204 (AGC), 0.19%, 7/07/11 (a)(d)	2,575	2,575,000
Total Investments (Cost - $1,285,074,869*) – 104.2%		1,285,074,869
Liabilities in Excess of Other Assets – (4.2)%		(51,717,665)
Net Assets – 100.0%		$1,233,357,204

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Piper Jaffray	$24,827,616	$—
Citigroup Global	$2,541,625	$—
JPMorgan Securities	$8,166,400	$—
Wedbush Morgan Securities	$12,199,800	$—
Wells Fargo Bank N.A.	$15,248,250	$—

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$1,285,074,869	—	$1,285,074,869

[1] See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	4

Schedule of Investments June 30, 2011 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 99.4%
City of Danbury Connecticut, GO, BAN, 1.50%, 7/28/11	$10,000	$10,009,100
Connecticut Housing Finance Authority, VRDN (a):
HRB, CIL Realty Inc. (HSBC Bank USA NA LOC), 0.07%, 7/07/11	1,505	1,505,000
RB, Housing Mortgage Finance Program, Series E-4 AMT (Federal Home Loan Bank Boston SBPA), 0.09%, 7/07/11	8,555	8,555,000
RB, MSG Mortgage Financial, Series D AMT (Federal Home Loan Bank Boston SBPA), 0.10%, 7/07/11	7,024	7,024,000
RB, Sub-Series F-1 (JPMorgan Chase Bank SBPA), 0.04%, 7/01/11	11,100	11,100,000
RB, Var-subser F-2 (GO OF AUTH), 0.06%, 7/07/11	1,200	1,200,000
Connecticut Housing Finance Authority, Refunding RB, VRDN, AMT (a):
Housing Mortgage Finance Program, Series A-3 (Federal Home Loan Bank Boston SBPA), 0.09%, 7/07/11	345	345,000
Sub-Series B-4 (AMBAC Insurance, Federal Home Loan Bank Boston SBPA), 0.09%, 7/07/11	11,300	11,300,000
Connecticut State Development Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York LOC), 0.34%, 7/07/11	1,240	1,240,000
Reflexite Corp. Project, Series A (Fleet National Bank LOC), 0.60%, 7/07/11	610	610,000
Solid Waste Project, Rand/Whitney (Bank of Montreal LOC), 0.10%, 7/07/11	11,200	11,200,000
Connecticut State Health & Educational Facility Authority, Austin Trust, RB, Certificates, Bank of America, VRDN (a)(b)(c):
Series 2008-352 (Bank of America NA LOC, Bank of America NA SBPA), 0.20%, 7/07/11	35,040	35,040,000
Series 2008-1080, 0.15%, 7/07/11	2,636	2,636,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Avon Old Farms School, Series A (Fleet National Bank LOC), 0.10%, 7/07/11	3,090	3,090,000

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, RB, VRDN (a) (concluded):
Greater Hartford YMCA, Series B (Bank of America NA LOC), 0.06%, 7/01/11	$1,500	$1,500,000
Greenwich Adult Day Care, Series A (JPMorgan Chase & Co. LOC), 0.13%, 7/07/11	3,175	3,175,000
Hartford Hospital, Series B (Fleet National Bank LOC), 0.10%, 7/07/11	5,000	5,000,000
Hotchkiss School, Series A (Northern Trust Co. SBPA), 0.04%, 7/07/11	11,400	11,400,000
Masonicare, Series D (Wells Fargo Bank NA LOC), 0.03%, 7/01/11	9,560	9,560,000
Whitby School, Series A (JPMorgan Chase Bank LOC), 0.11%, 7/07/11	1,935	1,935,000
Yale University, Series V-1, 0.02%, 7/01/11	12,620	12,620,000
Yale University, Series V-2, 0.02%, 7/01/11	600	600,000
Yale University, Series V-2, 0.02%, 7/01/11	4,600	4,600,000
Yale University, Series Y-3, 0.02%, 7/01/11	13,250	13,250,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
FLOATS, Series 1884 (AGM Insurance. Wells Fargo & Co. SBPA), 0.08%, 7/07/11	11,220	11,220,000
Yale-New Haven Hospital, Series K2, 0.05%, 7/07/11	2,300	2,300,000
Hartford Redevelopment Agency, Refunding HRB, VRDN, Underwood Tower Project (AGM Insurance, Societe Generale SBPA), 0.18%, 7/07/11 (a)	12,045	12,045,000
Regional School District No. 12, GO, BAN, 1.50%, 9/01/11	2,300	2,303,949
Regional School District No. 18, GO, BAN, 1.50%, 1/10/12	3,500	3,519,430
State of Connecticut, GO, Refunding, FLOATS, VRDN, Series 514 (Morgan Stanley Bank SBPA), 0.09%, 7/07/11 (a)(b)(c)	7,600	7,600,000
Town of Easton Connecticut, GO, BAN: 1.00%, 7/06/12 (d)	6,124	6,165,276

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (continued)	BIF Connecticut Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Town of Easton Connecticut, GO, BAN (concluded):
1.00%, 7/08/11	$5,000	$5,000,632
Town of New Milford Connecticut, GO, BAN:
1.50%, 7/26/11	8,250	8,256,554
1.50%, 7/26/11	5,000	5,003,941
Town of Sharon Connecticut, GO, BAN:
1.00%, 8/02/11	1,274	1,274,676
1.50%, 8/02/11	6,000	6,005,962
		239,189,520
Puerto Rico — 2.5%
Commonwealth of Puerto Rico, GO, RB, VRDN, (AGM), 0.04%, 7/07/11 (a)	5,000	5,000,000
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM Insurance, JPMorgan Chase Bank SBPA), 0.09%, 7/07/11 (a)	1,000	1,000,000
		6,000,000
Total Investments (Cost - $245,189,520*) – 101.9%		245,189,520
Liabilities in Excess of Other Assets – (1.9)%		(4,644,729)
Net Assets – 100.0%		$240,544,791

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of New York	$6,165,276	$—

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$245,189,520	—	$245,189,520

1          See above Schedule of Investments for values in the state or political subdivision.

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 98.6%
Brevard County Housing Finance Authority, RB, VRDN, AMT (a):
Timber Trace Apartments Project (Citibank NA LOC), 0.14%, 7/07/11	$2,155	$2,155,000
Wickham Club Apartments, Series A (Fannie Mae Liquidity Facility), 0.14%, 7/07/11	6,895	6,895,000
Broward County Educational Facilities Authority, RB, VRDN, Nova Southeastern University, 0.04%, 7/01/11 (a)	2,000	2,000,000
Broward County Housing Finance Authority, RB, VRDN, Sailboat Bend Artist Lofts, AMT (Citibank NA LOC), 0.16%, 7/07/11 (a)	750	750,000
City of Wauchula, Refunding RB, VRDN, Hardee County Center Project (JPMorgan Chase Bank LOC), 0.09%, 7/07/11 (a)	2,425	2,425,000
Collier County Educational Facilities Authority, RB, VRDN, Limited Obligation, Ave Maria University (Wells Fargo Bank NA LOC), 0.24%, 7/01/11 (a)	2,100	2,100,000
Collier County IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	2,090	2,090,000
Collier County IDA, Refunding RB, VRDN, Allete Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.13%, 7/07/11 (a)	2,000	2,000,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-492 (Deutsche Bank AG Liquidity Facility), 0.08%, 7/07/11 (a)(b)	1,982	1,982,000
County of Miami-Dade Florida, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3814 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.19%, 7/07/11 (a)(b)(c)	3,500	3,500,000
County of Palm Beach Florida, RB, VRDN, FlightSafety Project, AMT, 0.23%, 7/07/11 (a)	11,595	11,595,000
Florida Housing Finance Corp., RB, VRDN, Cutler Riverside Apartments, AMT (Freddie Mac Guaranty Liquidity Facility), 0.12%, 7/07/11 (a)	3,000	3,000,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Municipal Power Agency, Refunding RB, VRDN, All Requirements Supply, Series C (Bank of America NA LOC), 0.06%, 7/01/11 (a)	$4,100	$4,100,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.14%, 7/07/11 (a)	1,900	1,900,000
Jacksonville Economic Development Commission, Refunding RB, VRDN, Methodist (TD Bank NA LOC), 0.04%, 7/01/11 (a)	3,000	3,000,000
Jacksonville Health Facilities Authority, RB, VRDN, Series C (Wells Fargo Bank NA LOC), 0.03%, 7/01/11 (a)	1,600	1,600,000
Jacksonville Housing Finance Authority, HRB, VRDN, AMT (a):
Christine Cove Apartments (Federal Home Loan Bank LOC), 0.14%, 7/07/11	1,470	1,470,000
Hartwood Apartments (Freddie Mac Guaranty Liquidity Facility), 0.13%, 7/07/11	3,200	3,200,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd., AMT (Sumitomo Mitsui Banking LOC), 0.09%, 7/07/11 (a)	2,915	2,915,000
Miami-Dade County IDA, RB, VRDN, RAM Investments of South Florida, Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.23%, 7/07/11 (a)	2,380	2,380,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida Power & Light Company Project, 0.08%, 7/01/11 (a)	1,000	1,000,000
Miami-Dade County School Board, COP, FLOATS, VRDN, Series 2982 (AGC Insurance, Morgan Stanley Bank Liquidity Facility), 0.17%, 7/07/11 (a)(b)(c)	1,200	1,200,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Company LOC), 0.03.%, 7/01/11 (a)	3,000	3,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF Florida Municipal Money Fund

Value
Total Investments
(Cost - $66,257,000*) – 98.6%	$66,257,000
Other Assets Less Liabilities – 1.4%	946,192
Net Assets – 100.0%	$67,203,192

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$66,257,000	—	$66,257,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 98.4%
City of Quincy Massachusetts, GO, BAN:
1.00%, 9/15/11	$4,000	$4,003,917
1.60%, 1/27/12	3,369	3,388,353
Commonwealth of Massachusetts, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2005 (Branch Banking & Trust SBPA), 0.09%, 7/07/11 (a)(b)	1,650	1,650,000
Massachessets State Development Finance Authority, Partners Healthcare, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3867 (JPMorgan Chase Bank LOC), 0.06%, 7/01/11 (a)(c)	1,500	1,500,000
Massachusetts Bay Transportation Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.12%, 7/07/11 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.18%, 7/07/11 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, Avalon Acton Apartments, AMT (Fannie Mae SBPA), 0.13%, 7/07/11 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Concord Foods Issue AMT (Fleet National Bank LOC), 0.40%, 7/07/11	1,710	1,710,000
Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.12%, 7/07/11	8,000	8,000,000
ISO New England Inc. (TD Bank NA LOC), 0.06%, 7/07/11	6,165	6,165,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank LOC), 0.09%, 7/07/11	2,990	2,990,000
Groton School (US Bank NA SBPA), 0.07%, 7/07/11	3,415	3,415,000
You Inc. (BankNorth NA LOC), 0.10%, 7/07/11	8,230	8,230,000
Massachusetts Health & Educational Facilities Authority, Macon Trust, RB, VRDN Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC), 0.20%, 7/07/11 (a)(b)	4,330	4,330,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Amherst College, Series H, Mandatory Put Bonds, 0.43%, 7/07/11	$6,744	$6,744,000
Children’s Hospital Series N-4 (JPMorgan Chase Bank LOC), 0.06%, 7/01/11	7,000	7,000,000
Partners Healthcare System - F3, 0.08%, 7/07/11	5,120	5,120,000
Wellesley College, Series G, 0.02%, 7/01/11	2,825	2,825,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
AFC Cable System Inc. Issue (Bank of America NA LOC), 0.40%, 7/07/11	1,050	1,050,000
Development, Garlock Printing Corp. (Fleet National Bank LOC), 0.60%, 7/07/11	470	470,000
Gem Group Inc. Issue (Bank of America NA LOC), 0.60%, 7/07/11	1,260	1,260,000
Massachusetts Industrial Finance Agency, RB, VRDN, Multi-Mode Development, AMT (a):
225 Bodwell Project (JPMorgan Chase Bank LOC), 0.60%, 7/07/11	4,000	4,000,000
OCT Co., Inc. Project (Bank of America NA LOC), 0.60%, 7/07/11	2,800	2,800,000
Massachusetts Industrial Finance Agency, VRDN, E.L. Harvey & Sons Inc. (Fleet National Bank LOC), 0.60%, 7/07/11 (a)	375	375,000
Massachusetts School Building Authority, RB, VRDN (a)(b):
PUTTERS, Series 1197 (JPMorgan Chase Bank SBPA), 0.09%, 7/07/11	7,125	7,125,000
ROCS, Series II-R-10411 (AGM Insurance, Citibank NA SBPA), 0.09%, 7/07/11 (c)	3,400	3,400,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74 (State Street Bank & Trust Co. SBPA), 0.09%, 7/07/11 (a)(b)	11,295	11,295,000
Massachusetts State Water Pollution Abatement, RB, ROCS, VRDN, Series II-R-11537PB (PB Capital Corp. SBPA), 0.12%, 7/07/11 (a)(b)	12,355	12,355,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, GO, Refunding RB, VRDN, 2008 Series C-2 (Barclays Bank PLC SBPA), 0.06%, 7/07/11 (a)	$10,900	$10,900,000
University of Massachusetts Building Authority, Refunding RB, VRDN (a):
Senior Series 1 (Wells Fargo Bank NA), 0.05%, 7/07/11	13,540	13,540,000
Window Senior Series 2, 0.18%, 7/07/11 (b)	3,000	3,000,000
Metro Boston Parking Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Certificates, Series 77C (Wells Fargo Bank SBPA), 0.11%, 7/07/11 (a)(b)(c)	8,000	8,000,000
		163,641,270
Total Investments (Cost - $163,641,270*) – 98.4%		163,641,270
Other Assets Less Liabilities – 1.6%		2,711,019
Net Assets – 100.0%		$166,352,289

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk in investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$163,641,270	—	$163,641,270

[1] See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	2

Schedule of Investments June 30, 2011 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 94.0%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp. Project, AMT (Bank One NA LOC), 0.35%, 7/07/11 (a)	$1,465	$1,465,000
Chelsea Economic Development Corp. Michigan, Refunding RB, VRDN, Silver Maples Obligor (Comerica Bank LOC), 0.10%, 7/07/11 (a)	2,720	2,720,000
City of Rockford Michigan, RB, VRDN, Limited Obligation, Alloy Exchange Project, AMT (Bank One NA LOC), 0.30%, 7/07/11 (a)	1,100	1,100,000
Green Lake Township EDC Michigan, Refunding RB, VRDN, Interlochen Center Project (Harris NA LOC), 0.04%, 7/01/11 (a)	4,200	4,200,000
Holt Public Schools, GO, Refunding, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.12%, 7/07/11 (a)	4,615	4,615,000
Lakeview School District Michigan, GO, VRDN, School Building & Site, Series B (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.12%, 7/07/11 (a)	2,500	2,500,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project, AMT (Comerica Bank LOC), 0.24%, 7/07/11 (a)	855	855,000
Marquette County EDC Michigan, RB, VRDN, Pioneer Labs Inc. Project, Series A, AMT (JPMorgan Chase & Co. LOC), 0.38%, 7/07/11 (a)	225	225,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.13%, 7/07/11 (a)(b)	9,200	9,200,000
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.11%, 7/07/11 (a)	5,840	5,840,000
Michigan State HDA, RB, VRDN, Baldwin Villas Project, AMT (Comerica Bank LOC), 0.24%, 7/07/11 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.09%, 7/07/11 (a)	2,400	2,400,000
Michigan State University, RB, VRDN, Series 2000-A (Bank of America NA SBPA), 0.05%, 7/07/11 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.04%, 7/01/11	$1,600	$1,600,000
Alphi Manufacturing Inc. Project AMT (Standard Federal Bank LOC), 0.70%, 7/07/11	600	600,000
C&M Manufacturing Corp. Inc. Project, AMT (Bank One Michigan LOC), 0.35%, 7/07/11	1,185	1,185,000
Continental Carbonic Products AMT (JPMorgan Chase Bank LOC), 0.12%, 7/07/11 (a)	675	675,000
Golden Keys Development LLC Project, AMT (Bank One NA LOC), 0.17%, 7/07/11	1,175	1,175,000
Merrill Tool Holding Co. Project, Series A, AMT (Lasalle Bank NA LOC), 0.23%, 7/07/11 (a)	675	675,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.24%, 7/07/11	1,500	1,500,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.38%, 7/07/11	900	900,000
Oakland County EDC Michigan, RB, VRDN, Schain Mold & Engineering, AMT (Bank One Michigan LOC), 0.35%, 7/07/11	1,700	1,700,000
Oakland County EDC Michigan, Refunding RB, VRDN, Pratt & Miller Engineering, AMT (Lasalle Bank NA LOC), 0.25%, 7/07/11	2,300	2,300,000
University of Michigan, RB, VRDN, Var-gen, 0.06%, 7/07/11	1,000	1,000,000
		52,830,000
Total Investments (Cost - $52,830,000*) – 94.0%		52,830,000
Other Assets Less Liabilities– 6.0%		3,363,138
Net Assets – 100.0%		$56,193,138

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

     To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$52,830,000	—	$52,830,000

[1]	See the above Schedule of Investments for values in the state.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 82.6%
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/26/11	$900	$900,922
Borough of Florham Park New Jersey, GO, Refunding, BAN, 1.00%, 1/26/12	7,400	7,419,468
Borough of Glen Rock New Jersey, GO, BAN, 1.00%, 1/20/12	7,500	7,514,964
Borough of Madison New Jersey, GO, BAN, 1.00%, 1/20/12	7,233	7,252,118
Borough of Mountainside, GO, BAN, 1.50%, 11/04/11	2,573	2,579,392
Borough of New Providence New Jersey, GO, BAN, 1.00%, 7/20/11	3,800	3,800,751
Borough of Rumson, GO, BAN, Series A, 0.75%, 12/15/11	3,100	3,103,538
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.16%, 7/01/11 (a)	1,910	1,910,000
City of Cape May New Jersey, GO, BAN, 1.25%, 7/21/11	8,501	8,503,475
City of Ocean City New Jersey, GO, BAN:
1.25%, 3/09/12	3,400	3,407,211
Series B, 1.25%, 6/22/12	7,200	7,239,123
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.05%, 7/07/11 (a)	5,675	5,675,000
Lower Township Municipal Utilities Authority, RB, Project Notes, Series B, 2.00%, 9/23/11	2,700	2,709,067
New Jersey EDA, RB, VRDN (a):
Green Hill Project, 0.17%, 7/07/11	1,500	1,500,000
Jewish Community Housing Corp., 0.17%, 7/07/11	1,000	1,000,000
Morris Museum Project, 0.05%, 7/07/11	6,700	6,700,000
New Jersey EDA, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Esarc Inc. Project, 0.18%, 7/07/11	2,275	2,275,000
Jewish Family Service, 0.18%, 7/07/11	730	730,000
Urban League Project, 0.13%, 7/07/11	2,325	2,325,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
MZR Real Estate LP Project, 0.23%, 7/07/11	$6,405	$6,405,000
PB Tower & Metro Project, Series A, 0.23%, 7/07/11	3,260	3,260,000
PB Tower & Metro Project, Series B, 0.23%, 7/07/11	1,910	1,910,000
New Jersey EDA, Refunding RB, VRDN (Wells Fargo Bank NA LOC) (a):
Blair Academy Project, 0.05%, 7/07/11	7,260	7,260,000
Jewish Community Metro West, 0.18%, 7/07/11	5,400	5,400,000
New Jersey Educational Facilities Authority, Refunding RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.10%, 7/07/11 (a)	7,115	7,115,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Christian Health Care Center, 0.17%, 7/07/11	4,700	4,700,000
Meridian-IV (AGC), 0.05%, 7/06/11	30,275	30,275,000
Princeton Healthcare System Issue, Series 2010B (TD Bank NA LOC), 0.06%, 7/07/11	21,465	21,465,000
RWJ Health Care Corp, 0.06%, 7/07/11	8,600	8,600,000
Recovery Management System Inc, 0.10%, 7/07/11	9,100	9,100,000
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.05%, 7/07/11	21,465	21,465,000
Series A-4 (TD Bank NA LOC), 0.10%, 7/07/11	11,325	11,325,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (a)(b):
Series L-35, 0.13%, 7/07/11	25,245	25,245,000
Series L-36, 0.13%, 7/07/11	19,300	19,300,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Line of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, Single Family Housing, Series V, 0.08%, 7/07/11 (a)	$30,000	$30,000,000
New Jersey Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31 (State Street Bank & Trust Co. Liquidity Facility), 0.09%, 7/07/11 (a)(b)	26,500	26,500,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (AMBAC), 0.08%, 7/07/11 (a)	15,205	15,205,000
Newark Housing Authority, BB&T Municipal Trust, Refunding RB, FLOATS, VRDN, Series 2044 (BB&T LOC), 0.10%, 7/07/11 (a)(b)	8,240	8,240,000
Port Authority of New York & New Jersey, JP Morgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (a)(b)(c):
Series 3176, 0.18%, 7/07/11	27,860	27,860,000
Series 3193, 0.18%, 7/07/11	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB, VRDN, FLOATS, Series 766 (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 7/07/11 (a)(b)	1,500	1,500,000
Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, FLOATS, MT-689 (Bank of America Liquidity Facility), 0.14%, 7/07/11 (a)(b)(c)	28,000	28,000,000
Rutgers State University, Refunding RB, VRDN, Series A (Landesbank Hessen- Thuringen SBPA), 0.03%, 7/01/11 (a)	8,585	8,585,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, FLOATS, VRDN, Series 2959 (Morgan Stanley Bank Liquidity Facility), 0.16%, 7/07/11 (a)(b)(c)	23,965	23,965,000
Town of Kearny, GO, BAN, 1.25%, 6/28/12	9,700	9,731,063
Township of Burlington New Jersey, GO, BAN, 1.25%, 3/23/12	2,400	2,410,610
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	1,100	1,104,059
Township of Edison New Jersey, GO, BAN, 1.00%, 9/02/11	5,260	5,261,918
Township of Fairfield New Jersey, GO, BAN, 1.25%, 2/22/12	700	701,372
Township of Galloway New Jersey, GO, BAN, 1.00%, 9/07/11	8,700	8,703,414
Township of Livingston New Jersey, GO, BAN, 1.25%, 7/06/12	1,100	1,106,644
Township of Maplewood New Jersey, GO, BAN, 1.50%, 11/18/11	3,755	3,765,065

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Montgomery New Jersey, GO, BAN, 1.00%, 9/22/11	$1,629	$1,630,716
Township of Ocean New Jersey Monmouth & Ocean Counties, GO, BAN, 1.25%, 12/20/11	4,064	4,072,795
Township of Robbinsville New Jersey, GO, BAN, 1.00%, 1/11/12	7,400	7,410,188
Township of Toms River New Jersey, GO, BAN, 1.25%, 12/16/11	2,400	2,407,290
Union County Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.02%, 7/01/11 (a)	9,350	9,350,000
		499,875,163
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Refunded RB, VRDN, Public Improvement, Sub-Series 2003 C-5-2 (AGM), 0.04%, 7/07/11 (a)	11,000	11,000,000
Total Investments (Cost - $510,875,163*) – 84.4%		510,875,163
Other Assets Less Liabilities – 15.6%		94,623,263
Net Assets – 100.0%		$605,498,426

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$510,875,163	—	$510,875,163

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	3

Schedule of Investments June 30, 2011 (Unaudited)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 101.0%
Albany Industrial Development Agency, RB, VRDN, Albany Medical Center Hospital, Series C (Bank of America NA LOC), 0.10%, 7/07/11 (a)	$1,720	$1,720,000
Beekmantown Central School District, GO, BAN:
1.25%, 7/07/11	5,100	5,100,632
1.25%, 7/07/12	5,331	5,355,180
Bronxville Union Free School District, GO, BAN, 1.25%, 9/23/11	3,645	3,651,332
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.06%, 7/07/11 (a)	10,000	10,000,000
City of Mount Vernon New York, GO, BAN, 1.25%, 7/15/11	7,300	7,301,548
City of New York New York, GO, Refunding, VRDN, Sub-Series C-2 (Bayerische Landesbank LOC), 0.08%, 7/07/11 (a)	7,615	7,615,000
City of New York New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS, Series 3282, 0.09%, 7/07/11 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen- Thuringen LOC), 0.07%, 7/07/11	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.08%, 7/07/11	12,475	12,475,000
Sub-Series H-1 (Bank of New York LOC), 0.03%, 7/01/11	7,040	7,040,000
Sub-Series H-4 (Bank of New York LOC), 0.03%, 7/01/11	2,500	2,500,000
Sub-Series L-3 (Bank of America NA SBPA), 0.04%, 7/01/11	1,330	1,330,000
Clarence Central School District, GO, BAN, 1.25%, 6/14/12	3,710	3,734,689
County of Clinton New York, GO, Refunding, BAN, 1.25%, 7/15/11	4,925	4,926,045
Evans-Brant Central School District, GO, BAN, 1.25%, 6/29/12	4,260	4,283,175
Greece Central School District, GO, BAN, 1.25%, 12/29/11	4,085	4,097,745

Municipal Bonds	Par (000)	Value
New York (continued)
Irvington Union Free School District New York, GO, TAN, 0.75%, 10/21/11	$4,980	$4,986,424
Levittown Union Free School District New York, GO, BAN, 1.25%, 7/15/11	5,195	5,196,486
Long Island Power Authority, Series CP-1, 0.23%, 12/01/11	14,000	14,000,000
Metropolitan Transportation Authority, RB, VRDN, Series A-1 (Morgan Stanley Bank LOC), 0.09%, 7/07/11 (a)	14,000	14,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2 (Bank of Tokyo LOC), 0.07%, 7/07/11 (a)	10,455	10,455,000
Metropolitan Transportation Authority, TECP, 0.25%, 7/15/11	19,300	19,300,000
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (M&T Bank LOC), 0.19%, 7/07/11 (a)(b)	7,140	7,140,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae), 0.27%, 7/07/11 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.10%, 7/07/11 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac), 0.09%, 7/07/11	10,900	10,900,000
Brittany Development, Series A, AMT (Fannie Mae), 0.09%, 7/07/11	24,830	24,830,000
Elliott Chelsea Development, Series A (Citibank NA LOC), 0.06%, 7/07/11	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae), 0.09%, 7/07/11	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.09%, 7/07/11	35,400	35,400,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, VRDN (a):
Series M, Mandatory Put Bonds, 0.48%, 9/30/11	$11,075	$11,075,000
Sierra Development, Series A, AMT (Fannie Mae), 0.09%, 7/07/11	14,065	14,065,000
W. 43rd Street Development, Series A, AMT (Fannie Mae), 0.09%, 7/07/11	19,400	19,400,000
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.13%, 7/07/11	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank SBPA), 0.15%, 7/07/11 (b)(c)	6,405	6,405,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.08%, 7/07/11	4,000	4,000,000
Heart Share Human Services, Series A (HSBC Bank USA NA LOC), 0.09%, 7/07/11	3,360	3,360,000
New York City Industrial Development Agency, Refunding RB, VRDN (a):
Brooklyn Heights (TD Bank NA LOC), 0.09%, 7/07/11	5,680	5,680,000
Touro College Project (JPMorgan Chase Bank LOC), 0.08%, 7/07/11	4,900	4,900,000
New York City Municipal Water Finance Authority, RB, VRDN (a):
0.34%, 7/27/11	8,445	8,445,000
0.34%, 8/01/11	7,500	7,500,000
2nd General Resolution, Series DD-2 (Bank of New York SBPA), 0.02%, 7/01/11	27,895	27,895,000
2nd General, Fiscal 2008, Series BB-1 (Fortis Bank SA SBPA), 0.02%, 7/01/11	17,740	17,740,000
2nd General Resolution, Series DD-3A (US Bank NA SBPA), 0.02%, 7/01/11	8,900	8,900,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank SBPA), 0.09%, 7/07/11 (b)(c)	18,000	18,000,000
General Resolution, Sub-Series F-1 (Bank of America NA SBPA), 0.04%, 7/01/11	5,125	5,125,000
PUTTERS, Series 2559 (JPMorgan Chase Bank SBPA), 0.09%, 7/07/11 (b)(c)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank SBPA), 0.09%, 7/07/11 (b)(c)	8,855	8,855,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd general Resolution, Sereis AA-1 (State Street Bank & Trust Co. and California State Teachers’ Retirement System SBPA), 0.03%, 7/01/11	$16,400	$16,400,000
2nd General Resolution, Series AA-1 (State Street Bank & Co. and California State Teachers’ Retirement System SBPA), 0.05%, 7/01/11	17,400	17,400,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.09%, 7/07/11 (b)(c)	11,000	11,000,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series C (Bayerische Landesbank SBPA), 0.03%, 7/01/11	68,400	68,400,000
New York City Recovery, Series 1, Sub-Series 1C, 0.04%, 7/01/11	8,610	8,610,000
New York City Recovery, Series 3, Sub-Series 3B, 0.02%, 7/01/11	7,280	7,280,000
New York City Recovery, Series 3, Sub-Series 3G (Bank of New York SBPA), 0.05%, 7/07/11	5,000	5,000,000
Sub-Series 2C, 0.05%, 7/07/11	25,000	25,000,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.06%, 7/01/11	2,550	2,550,000
New York City Trust for Cultural Resources, RB, VRDN, Lincoln Center, Series A-1 (Bank of America LOC), 0.04%, 7/01/11 (a)	2,245	2,245,000
New York Convention Center Development Corp., Eclipse Funding Trust, RB, VRDN, Series 2006-0004, Solar Eclipse (US Bank NA LOC), 0.08%, 7/07/11 (a)(b)(c)	11,000	11,000,000
New York Mortgage Agency, RB, VRDN, AMT (a):
ROCS, Series II-R-11705 (Citibank SBPA), 0.15%, 7/07/11 (b)(c)	6,350	6,350,000
ROCS, Series II-R-11707 (Citibank SBPA), 0.15%, 7/07/11 (b)(c)	6,210	6,210,000
Series 159 (Bank of America NA SBPA), 0.08%, 7/07/11	13,000	13,000,000
New York Mortgage Agency, Refunding RB, VRDN, ROCS, Series II-R-11701, AMT (Citibank NA SBPA), 0.15%, 7/07/11 (a)(b)(c)	6,335	6,335,000

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB, Mental Health Services, Sub-Series D-2F (JPMorgan Chase Bank SBPA), 0.07%, 7/07/11 (a)	$20,180	$20,180,000
New York State Dormitory Authority, RB, VRDN (a)(b)(c):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.09%, 7/07/11	2,300	2,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust, PUTTERS, Series 3280 (JPMorgan Chase & Co. SBPA), 0.09%, 7/07/11	3,325	3,325,000
PUTTERS, Series 1955 (JPMorgan Chase & Co. SBPA), 0.09%, 7/07/11	5,325	5,325,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.07%, 7/07/11	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase & Co. SBPA), 0.07%, 7/07/11	18,480	18,480,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase & Co. SBPA), 0.09%, 7/07/11 (a)(b)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A (Freddie Mac), 0.09%, 7/07/11	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae), 0.12%, 7/07/11	12,000	12,000,000
Grace Towers, Series A (Freddie Mac), 0.09%, 7/07/11	2,880	2,880,000
Kew Gardens Hills, Series A (Fannie Mae), 0.09%, 7/07/11	5,500	5,500,000
New York State HFA, RB, VRDN (a):
10 Liberty Street (Freddie Mac), 0.06%, 7/07/11	5,000	5,000,000
80 DeKalb Avenue Apartments, Series A, AMT (Wachovia Bank NA LOC), 0.10%, 7/07/11	1,290	1,290,000
240 E. 39th Street Housing, AMT, 0.09%, 7/07/11	29,100	29,100,000
360 West 43rd Street, Series A, AMT (Fannie Mae), 0.07%, 7/07/11	1,565	1,565,000
1500 Lexington Avenue, Series A, AMT (Fannie Mae), 0.06%, 7/07/11	4,400	4,400,000
Avalon Bowery Place II, Series A, AMT (Bank of America NA LOC), 0.11%, 7/07/11	25,000	25,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, RB, VRDN (a):
West 33rd Street Housing, Series A, AMT (Fannie Mae), 0.09%, 7/07/11	$3,400	$3,400,000
Worth Street, Series A 12/18/03, AMT (Fannie Mae), 0.07%, 7/07/11	4,500	4,500,000
Worth Street, Series A 12/18/03, AMT (Fannie Mae), 0.07%, 7/07/11	9,100	9,100,000
New York State HFA, Refunding RB, VRDN, Series M-2 (Bank of America NA LOC), 0.07%, 7/07/11 (a)	4,200	4,200,000
New York State Power Authority, TECP, 0.29%, 8/16/11	12,500	12,500,000
New York State Thruway Authority, Series A, BAN, 2.00%, 7/12/12	10,600	10,773,734
North Syracuse Central School District, GO, BAN, 1.25%, 6/22/12	6,635	6,669,137
Onondaga County Industrial Development Agency New York, RB, VRDN, G.A. Braun Inc. Project, AMT (Manufacturers & Traders LOC), 0.19%, 7/07/11 (a)	9,055	9,055,000
Oswego County Industrial Development Agency New York, RB, VRDN, OH Properties Inc. Project, Series A (Manufacturers & Traders LOC), 0.19%, 7/07/11 (a)	1,370	1,370,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977 AMT (Morgan Stanley Bank SBPA), 0.09%, 7/07/11	14,000	14,000,000
FLOATS, Series 766 (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 7/07/11	1,750	1,750,000
PUTTERS, Series 2945 AMT (JPMorgan Chase & Co. SBPA), 0.18%, 7/07/11	1,665	1,665,000
Rensselaer County Industrial Development Agency New York, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders LOC), 0.14%, 7/07/11 (a)	5,540	5,540,000
Rockland County Industrial Development Agency New York, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.08%, 7/07/11 (a)	8,755	8,755,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank LIquidity Facility), 0.11%, 7/07/11 (a)(b)(c)	10,800	10,800,000
Scotia-Glenville Central School District, GO, BAN, 1.25%, 8/12/11	6,875	6,879,827

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	3

Schedule of Investments (concluded)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Syracuse Industrial Development Agency, RB, VRDN, Syracuse University Project, Series A-2 (JPMorgan Chase Bank LOC), 0.05%, 7/01/11 (a)	$2,200	$2,200,000
Town of Orchard Park New York, GO, BAN, 1.25%, 10/26/11	4,200	4,209,449
Town of Tonawanda New York, GO, BAN, 1.50%, 9/08/11	3,190	3,195,653
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Sub- Series B-4 (Landesbank Baden-Wurttemberg SBPA), 0.09%, 7/07/11 (a)	9,955	9,955,000
Trust for Cultural Resources, Refunding RB, VRDN, American Museum of Natural History, Series A1 (Bank of America NA SBPA), 0.04%, 7/01/11 (a)	2,200	2,200,000
Total Investments (Cost - $945,046,056*) – 101.0%		945,046,056
Liabilities in Excess of Other Assets – (1.0)%		(9,719,597)
Net Assets – 100.0%		$935,326,459

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant policies please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$945,046,056	—	$945,046,056

[1]	See above Schedule of Investments for values in the state or political subdivision.

4	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 95.1%
Alamance County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.23%, 7/07/11 (a)	$1,000	$1,000,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN, Carolinas HealthCare System, Series D (AGM Insurance, Dexia Credit Local SBPA), 0.03%, 7/01/11 (a)	2,000	2,000,000
City of Greensboro North Carolina, GO, Parks and Recreation facilities, BAN, 1.00%, 2/28/12	1,200	1,205,535
City of Raleigh North Carolina, COP, VRDN (a):
Downtown Improvement Project, Series A, (Wells Fargo Bank NA SBPA), 0.06%, 7/07/11	800	800,000
Downtown, Series B (RBC Bank USA SBPA), 0.21%, 7/07/11	1,500	1,500,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, 0.19%, 7/07/11 (a)	2,275	2,275,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Window, Series D, 0.19%, 7/07/11 (a)	7,250	7,250,000
County of Pender North Carolina, GO, BAN, Water, 1.25%, 7/06/11	1,000	1,000,116
County of Sampson North Carolina, Eclipse Funding Trust, COP, Series 2006-0160, Solar Eclipse (AGM Insurance, US Bank NA LOC), 0.10%, 7/07/11 (a)	2,015	2,015,000
County of Wake North Carolina, GO, VRDN, Series A (RBC Bank USA SBPA), 0.21%, 7/07/11(a)	1,700	1,700,000
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	835	835,000
Guilford County Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (TD Bank NA LOC), 0.33%, 7/07/11 (a)	2,200	2,200,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Lee County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC), 0.24%, 7/07/11	$2,550	$2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC), 0.23%, 7/07/11	2,205	2,205,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.23%, 7/07/11 (a)	1,000	1,000,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	1,110	1,110,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Duke University Project, Series A, 0.04%, 7/07/11 (a)	1,800	1,800,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo Bank NA SBPA), 0.15%, 7/07/11	495	495,000
ROCS, Series II-R-175 (Citibank NA SBPA), 0.15%, 7/07/11	1,780	1,780,000
North Carolina Medical Care Commission, RB, VRDN, Moses Cone Health System, Series B (Bank of America NA SBPA), 0.08%, 7/07/11 (a)	1,500	1,500,000
North Carolina Medical Care Commission, Refunding RB, VRDN (a):
Moses Cone Health System (Bank of America NA SBPA), 0.05%, 7/07/11	100	100,000
Wake Forest University, Series D (Bank of America NA LOC), 0.06%, 7/01/11	285	285,000
North Carolina State University at Raleigh, Refunding RB, VRDN, Series B (Bayerische Landesbank SBPA), 0.08%, 7/07/11 (a)	2,400	2,400,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN, Cessna Aircraft Co. Project, AMT (Bank of America NA LOC), 0.27%, 7/07/11 (a)	300	300,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
University of North Carolina at Chapel Hill, Refunding RB, VRDN, Series B, 0.04%, 7/07/11 (a)	$1,390	$1,390,000
Vance County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, HH Hunt Manufacturing Facilities LLC Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	1,100	1,100,000
Wilson County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Supreme/Murphy Truck Project, AMT (Bank One Indiana NA LOC), 0.55%, 7/07/11 (a)(c)	900	900,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries Inc. Project, AMT (Branch Banking & Trust LOC), 0.17%, 7/07/11 (a)	2,300	2,300,000
		44,995,651
Puerto Rico — 3.8%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM Insurance, JPMorgan Chase Bank SBPA), 0.09%, 7/07/11 (a)	1,800	1,800,000
Total Investments (Cost - $46,795,651*) – 98.9%		46,795,651
Other Assets Less Liabilities – 1.1%		534,139
Net Assets – 100.0%		$47,329,790

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statement as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$46,795,651	—	$46,795,651

[1]	See above Schedule of Investments for values in the state or political subdivision.

2	BIF MULTI- STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 95.2%
City of Avon Ohio, GO, BAN, Series A, 1.00%, 7/03/12 (a)	$200	$201,126
City of Beachwood Ohio, GO, BAN, Various Purpose Improvement, 1.50%, 8/11/11	2,100	2,102,040
City of Cleveland Ohio, Refunding RB, VRDN, Series Q (Bank of America NA LOC), 0.08%, 7/07/11 (b)	1,500	1,500,000
City of Columbus Ohio, RB, VRDN, PUTTERS, Series 2456 (JPMorgan Chase Bank Liquidity Facility), 0.09%, 7/07/11 (b)(c)(d)	1,400	1,400,000
City of Independence Ohio, Refunding RB, VRDN, Rockside Spectrum Building (US Bank NA LOC), 0.13%, 7/07/11 (b)	1,415	1,415,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank LOC), 0.13%, 7/07/11 (b)	1,900	1,900,000
City of Marysville Ohio, GO, Wastewater Treatment System, 1.13%, 5/31/12	200	200,867
City of North Ridgeville Ohio, GO, BAN, Capital Improvement & Equipment, 1.00%, 4/10/12	1,000	1,002,701
City of Salem Ohio, Refunding RB, VRDN, Improvement, Salem Community Hospital Project (JPMorgan Chase Bank LOC), 0.07%, 7/07/11 (b)	1,200	1,200,000
City of Shaker Heights Ohio, GO, BAN, 2.00%, 5/07/12	1,300	1,314,204
City of Sharonville Ohio, GO, BAN:
1.25%, 7/14/11	3,740	3,740,711
Various Purpose Improvement, 1.13%, 7/12/12 (a)	1,200	1,205,628
City of Willoughby Ohio, GO, BAN, Various Purpose Improvement, 1.25%, 10/07/11	800	801,640
Columbus City School District, GO, BAN, School Facility Construction, 2.00%, 12/01/11	3,670	3,693,567
County of Butler Ohio, GO, BAN, Various Purpose, 0.65%, 8/04/11	2,980	2,980,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere Project (US Bank NA LOC), 0.09%, 7/07/11 (b)	5,800	5,800,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio, RB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae), 0.12%, 7/07/11 (b)	$2,285	$2,285,000
County of Lake Ohio, GO, BAN, Various Purpose, 1.50%, 7/07/11	4,020	4,020,558
County of Montgomery Ohio, RB, VRDN (b):
Catholic Health, Series C-2, 4.10%, 11/10/11	1,890	1,914,939
Citywide Development Corp. Project AMT (JPMorgan Chase Bank LOC), 0.50%, 7/07/11	600	600,000
County of Montgomery Ohio, Refunding RB, VRDN, Catholic Health, Series B-2 (Bayerische Landesbank SBPA), 0.11%, 7/07/11 (b)	1,500	1,500,000
County of Trumbull Ohio, Refunding RB, VRDN (b):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC), 0.23%, 7/07/11	3,400	3,400,000
Shepherd (M&T Bank LOC, Manufacturers & Traders SBPA), 0.09%, 7/07/11	11,265	11,265,000
Cuyahoga County, RB, VRDN, Cleveland Clinic Sub-Series B1, 0.03%, 7/01/11 (b)	3,000	3,000,000
Lorain County Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.10%, 7/07/11 (b)	1,425	1,425,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.08%, 7/07/11 (b)	1,100	1,100,000
Ohio HFA, RB, VRDN (b):
ROCS, RR II-R-11575 (Fannie Mae), 0.10%, 7/07/11 (c)	3,260	3,260,000
Series H AMT (Ginnie Mae Insurance, Federal Home Loan Bank SBPA), 0.10%, 7/07/11	1,200	1,200,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae Insurance, Bank of New York SBPA), 0.15%, 7/07/11 (b)(c)(d)	1,375	1,375,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax- Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.11%, 7/07/11 (b)(c)(d)	$7,000	$7,000,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.03%, 7/01/11 (b)	5,500	5,500,000
Ohio State Water Development Authority, Refunding RB, VRDN (b):
FirstEnergy Generation Corp., Series A (UBS AG LOC), 0.03%, 7/01/11	9,300	9,300,000
FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.13%, 7/01/11	16,050	16,050,000
FirstEnergy Nuclear Generation Corp. Project, Series C, 0.03%, 7/01/11	1,300	1,300,000
State of Ohio, GO, Buckeye Savers, Series K, 5.00%, 5/01/12	200	207,726
State of Ohio, GO, VRDN, Infrastructure Improvement, Series B, 0.05%, 7/07/11 (b)	1,000	1,000,000
State of Ohio, RB, BAN, Revitalization, 0.35%, 6/01/12	1,100	1,100,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.28%, 7/07/11 (b)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C, 0.08%, 7/07/11 (b)(c)(d)	2,100	2,100,000
		113,060,707
Puerto Rico — 2.2%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Various Purpose Improvement, Series A-2 (AGM), 0.09%, 7/07/11 (b)	2,600	2,600,000
Total Investments (Cost – $115,660,707*) – 97.4%		115,660,707
Other Assets Less Liabilities – 2.6%		3,106,484
Net Assets – 100.0%		$118,767,191

*	Cost for federal income tax purposes.

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
National Financial Services	$1,406,754	$—

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investment:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$115,660,707	—	$115,660,707

[1]	See above Schedule of Investments for values in the state or political subdivision

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 99.1%
Allegheny County Hospital Development Authority, RB, VRDN, University of Pittsburgh Medical Center, Series B-2 (Deutsche Bank AG LOC), 0.05%, 7/07/11 (a)	$4,400	$4,400,000
Beaver County IDA, Refunding RB, VRDN, FirstEnergy Nuclear, Series B, (FirstEnergy Solutions Guaranty Agreement, Citibank NA LOC), 0.06%, 7/07/11 (a)	500	500,000
Butler County Industrial Development Authority, RB, VRDN, Concordia Lutheran, Series A (Bank of America NA LOC), 0.08%, 7/07/11 (a)	600	600,000
Chester County IDA, RB, VRDN, AMT
(Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.28%, 7/07/11	1,780	1,780,000
West Vincent Association, Series B, 0.28%, 7/07/11	1,940	1,940,000
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DB-495, AMT (AGC Insurance, Deutsche Bank AG Guaranty Agreement), 0.10%, 7/07/11 (a)(b)(c)	5,715	5,715,000
City of Philadelphia Pennsylvania, RB:
Third Series, 5.13%, 8/01/11 (d)	1,600	1,606,678
VRDN, 5th Series A-2 (JPMorgan Chase Bank LOC, Bank of Nova Scotia LOC), 0.09%, 7/07/11 (a)	2,200	2,200,000
City of Philadelphia Pennsylvania, Refunding RB, VRDN, 8th Series E (JPMorgan Chase Bank LOC), 0.07%, 7/07/11 (a)	625	625,000
County of Lehigh Pennsylvania, Refunding RB, VRDN, Lehigh Valley Health Network, Series C (Bank of America NA LOC), 0.06%, 7/01/11 (a)	1,695	1,695,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN, Resource Recovery, Series C, 0.09%, 7/07/11 (a)	40	40,000
Delaware County IDA, RB, VRDN, Resource Recovery (a):
Series 97-G, 0.09%, 7/07/11	2,900	2,900,000
Series G (G.E. Capital Corp.
Guaranty Agreement), 0.09%, 7/07/11	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority, Refunding RB, VRDN, Series A (JPMorgan Chase Bank LOC), 0.08%, 7/07/11 (a)	$2,025	$2,025,000
Downington Area School District, GO, VRDN, Floater CTFs, Series E-13 (Royal Bank of Canada Liquidity Facility), 0.09%, 7/07/11 (a)(c)	4,160	4,160,000
Emmaus General Authority, RB, VRDN (a):
Series 89F, Sub-Series F24 (USB LOC), 0.11%, 7/07/11	2,400	2,400,000
(AGM Insurance, Wells Fargo Bank NA SBPA) 0.13%, 7/07/11	2,800	2,800,000
Erie County Housing Authority, RB, VRDN, St. Mary’s Home Erie Project, Series A (Bank of America NA LOC), 0.13%, 7/07/11 (a)	1,000	1,000,000
Erie Water Authority, RB, Mandatory
Put Bonds (AGM Insurance, Federal Home Loan Bank LOC) (a) Series 2006d, 2.50%, 6/01/12	1,100	1,120,176
Series C, 2.50%, 6/01/12	1,300	1,323,844
Geisinger Authority, RB, VRDN, Geisinger Health System, Series B (JPMorgan Chase Bank Liquidity Facility), 0.03%, 7/01/11 (a)	1,500	1,500,000
Haverford Township School District, GO, VRDN, Refunding (TD Bank NA LOC), 0.09%, 7/07/11 (a)	1,000	1,000,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders LOC), 0.16%, 7/01/11 (a)	2,695	2,695,000
Lancaster County Hospital Authority, Refunding RB, VRDN, Masonic Homes Project, Series D (JPMorgan Chase Bank LOC), 0.03%, 7/01/11 (a)	1,465	1,465,000
Montgomery County IDA Pennsylvania, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	850	850,000
Montgomery County IDA, RB, VRDN, Acts Retirement Life Community (TD Bank NA LOC), 0.03%, 7/01/11 (a)	5,950	5,950,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
DRIVERS	Derivative Inverse Tax-Exempt Receipts
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County IDA Pennsylvania, RB, VRDN (a) (concluded):
Edmund Optical Manufacturing LLC Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11	$1,050	$1,050,000
Girl Scouts of Southeastern Pennsylvania (TD Bank NA LOC), 0.10%, 7/07/11	305	305,000
Independent Support System Project (Wells Fargo Bank NA LOC), 0.23%, 7/07/11	200	200,000
Valley Forge Baptist (Wells Fargo Bank NA LOC), 0.23%, 7/07/11	1,585	1,585,000
Northampton County IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
Nicos Polymers & Grinding, 0.30%, 7/07/11	1,380	1,380,000
Reale Associate Project, 0.23%, 7/07/11	275	275,000
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (Manufacturers & Traders LOC), 0.26%, 7/01/11	14,400	14,400,000
Homewood Retirement, Series E (M&T Bank LOC), 0.16%, 7/07/11	1,285	1,285,000
Merck & Co., Inc., West Point Project, AMT, 0.14%, 7/07/11	12,200	12,200,000
Penn Waste Inc. Project, AMT (Manufacturers & Traders LOC), 0.21%, 7/01/11	3,325	3,325,000
Westrum Harleysville II Project, AMT (Federal Home Loan Bank LOC), 0.11%, 7/07/11	3,000	3,000,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B (JPMorgan Chase Bank LOC), 0.05%, 7/07/11 (a)	1,300	1,300,000
Pennsylvania HFA, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase Bank Liquidity Facility), 0.20%, 7/07/11 (a)(b)(c)	955	955,000
Pennsylvania HFA, RB, VRDN, AMT (a):
Series 81C, AMT (Royal Bank of Canada Liquidity Facility), 0.07%, 7/07/11	7,400	7,400,000
S/F Mortgage, Series 87C (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 7/07/11	2,800	2,800,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Bryn Mawr College, Mandatory Put Bonds, 0.43%, 12/01/11 (a)	$2,205	$2,205,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN (a):
Gwynedd Mercy College, Series P1 (TD Bank NA LOC), 0.10%, 7/07/11	1,650	1,650,000
Thomas Jefferson University, Series B (JPMorgan Chase Bank LOC), 0.07%, 7/07/11	500	500,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/11	400	402,478
Philadelphia Authority for Industrial Development, RB, VRDN, Henry H. Ottens Manufacturing Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	560	560,000
Philadelphia Authority for Industrial Development, RB, VRDN (a):
Chestnut Hill Academy (Wells Fargo Bank NA LOC), 0.18%, 7/07/11	3,400	3,400,000
Comhar Inc. Project (Wells Fargo Bank NA LOC), 0.18%, 7/07/11	3,405	3,405,000
Interim House West Project (Wells Fargo Bank NA LOC), 0.23%, 7/07/11	950	950,000
Gift of Life Donor Program Project (TD Bank NA LOC), 0.10%, 7/07/11	440	440,000
Liberty Lutheran Services Project (Bank of America NA LOC), 0.08%, 7/07/11	2,000	2,000,000
Philadelphia Authority for Industrial Development, VRDN, Lannett Co., Inc. Project (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	425	425,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB (a):
Children’s Hospital of Philadelphia, Series A (Wachovia Bank NA SBPA), 0.03%, 7/01/11	900	900,000
VRDN, Children’s Hospital Project, Series A (JPMorgan Chase Bank SBPA), 0.03%, 7/01/11	1,570	1,570,000
VRDN, Children’s Hospital Project, Series B (JPMorgan Chase Bank SBPA), 0.03%, 7/01/11	1,080	1,080,000
Philadelphia School District, GO, Refunding, VRDN, Series F (Barclays Bank Plc LOC), 0.03%, 7/07/11 (a)	6,500	6,500,000

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pittsburgh Water & Sewer Authority, Refunding RB, VRDN, Sub-Series C- 1A, Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 0.45%, 9/01/11 (a)	$3,000	$3,000,000
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN, Fairview Extended, Series B (Bank of America NA LOC), 0.18%, 7/07/11 (a)	3,950	3,950,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 7/07/11 (a)	1,285	1,285,000
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Wells Fargo Bank NA LOC), 0.16%, 7/01/11 (a)	870	870,000
Total Investments (Cost - $140,843,176*) – 99.1%		140,843,176
Other Assets Less Liabilities – 0.9%		1,315,564
Net Assets – 100.0%		$142,158,740

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	US government security, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$140,843,176	—	$140,843,176

[1]	See above Schedule of Investments for values in the state or political subdivision.

3	BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 24, 2011